PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2023 and 2022, prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2023	2022
Prepayment for purchase of used vehicles (1)	$—	$18,252
Other receivables from dealerships (2)	—	9,546
Deductible input VAT	—	7
Others	597	191
	597	27,996
Less: valuation allowance	—	(1,675)
	$597	$26,321

For the years ended December 31, 2023, 2022 and 2021, the Group provided impairment of $23,262, $22,921 and $nil against prepayments for vehicle purchase and other receivables from dealerships.

(1)	The balance mainly represents prepayments made to the used-car dealership operators, with whom the Group set up special purpose holding companies to operate the used car business. The used car business primarily focused on purchase of used vehicles from the market.
(2)	The balance represents cash advances paid to the dealership operators for operating purposes. The balance is secured using ordinary shares of the Group issued to them as agreed with the dealership operator (Note 10).